Related Parties Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of Amount Due to Related Parties
(a)	The Company had the following balances due to related parties:

	Relationship	2020	2019
Junze Zhang	Shareholder and director of the Company	$388,839	$444,802

The balances represent cash advances from related parties.

The balances with related parties are unsecured, non-interest bearing and repayable on demand.

From time to time, majority shareholder and general manager of the Company advanced funds to the Company for working capital purpose.

(b)	Transactions

	For the years ended December 31,
	2020	2019
Repayment to related parties
Hengqing Investment Consultation(SZ) Partnership Business (LP)	-	165,176
Henghui Investment Consultation(SZ) Partnership Business (LP)	-	63,767
Qing Zuo	-	39,805
Junze Zhang	172,306	-
Mengling Zhang	-	50,221
Zihua Wu	-	35,940
	$172,306	$354,909

Cash advance from related parties
Hengqing Investment Consultation (SZ) Partnership Business (LP)	$-	$141,214
Qing Zuo	-	6,459
Junze Zhang	116,343	264,836
Mengling Zhang	-	13,840
Zihua Wu	-	3,500
	$116,343	$429,849